(19) Changes in Equity	3 Months Ended
Dec. 31, 2013
Notes
(19) Changes in Equity

(19)         CHANGES IN EQUITY

A summary of the composition of equity of the Company as of December 31, 2013, and the changes during the three months then ended is presented in the following table:

Total Equity
Balance at September 30, 2013	$ 23,963,342
Issuance of common stock for:
Dividends from Series D Preferred stock	9,427
Board of Director fees	15,000
Exercise of options and warrants	8,000
Vesting of stock options and warrants	71,250
Series D Preferred dividends	(9,427)
Issuance of warrants for Board of Director fees	53,946
Net loss	(1,270,193)
Balance at December 31, 2013	$ 22,841,345